Copeland Trust

Copeland Risk Managed Dividend Growth Fund

Copeland International Risk Managed Dividend Growth Fund

Incorporated herein by reference is the definitive version of the prospectus for the Copeland Risk Managed Dividend Growth Fund and Copeland International Risk Managed Dividend Growth Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 11, 2018 SEC Accession No. 0001580642-18-002011.